Performance Management - NORTHEAST INVESTORS TRUST	Feb. 01, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance related information provides some indication of the risks of investing in the Trust. The table shows the average annual returns (including operating expenses) compared with those of a relevant market index for the periods indicated. The table also presents the impact of taxes on the Trust’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Return after taxes on distributions and sale of Trust shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Trust shares. Actual after-tax returns depend on the individual investor’s tax situation and may differ from those shown below. The bar chart illustrates how the Trust’s performance (including operating expenses) varied from one calendar year to another over the past ten years.

The after-tax returns shown below are not relevant to investors who own the Trust in a tax-deferred account, such as an individual retirement account (IRA) or a 401(k) plan, because such accounts are subject to taxes only upon distribution. Keep in mind that past performance – whether before taxes or after taxes – does not guarantee future results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that past performance – whether before taxes or after taxes – does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates how the Trust’s performance (including operating expenses) varied from one calendar year to another over the past ten years.
Bar Chart Narrative [Text Block]

The following bar chart shows the change in value of the Trust’s shares over the past 10 years. It illustrates how the returns can differ from one year to the next. The Trust may experience short-term swings of performance as suggested by the best and worst calendar quarter returns shown below.

Bar Chart [Heading]	Annual Total Returns:
Bar Chart Closing [Text Block]
Best quarter: 2nd quarter 2016, up 14.92%	Worst quarter: 1st quarter 2016, down 10.32%

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown below are not relevant to investors who own the Trust in a tax-deferred account, such as an individual retirement account (IRA) or a 401(k) plan, because such accounts are subject to taxes only upon distribution.
Performance Table Explanation after Tax Higher	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local income taxes. Return after taxes on distributions and sale of Trust shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Trust shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	It is shown for comparative purposes only and reflects no deductions for fees, expenses or taxes.
NORTHEAST INVESTORS TRUST Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	14.92%
Highest Quarterly Return, Date	Jun. 30, 2016
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(10.32%)
Lowest Quarterly Return, Date	Mar. 31, 2016